6. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Breakdown of the capital by owner
Schedule of trade accounts receivable, net and notes receivable
	12.31.19	12.31.18
Trade accounts receivable
Domestic customers	1,336,762	1,098,750
Domestic related parties	-	-
Foreign customers	2,215,050	1,973,981
Foreign related parties	-	59,284
	3,551,812	3,132,015
( - ) Adjustment to present value	(10,121)	(10,276)
( - ) Expected credit losses	(503,848)	(508,848)

	3,037,843	2,612,891

Current	3,031,046	2,604,928
Non-current	6,797	7,963

Other receivables	153,799	235,376
( - ) Adjustment to present value	(1,936)	(344)
( - ) Expected credit losses	(27,986)	(30,960)

	123,877	204,072

Current	59,645	115,113
Non-current (1)	64,232	88,959

(1)       Weighted average maturity of 2.72 years.

Schedule of allowance for doubtful accounts

The rollforward of the expected credit losses are shown below:

	12.31.19	12.31.18
Beginning balance	(508,848)	(467,555)
Initial adoption IFRS 9	-	(12,612)
Incorporation of companies	-	-
Transfer - held for sale	-	8,991
Provision	(23,899)	(46,357)
Write-offs	44,039	49,445
Exchange rate variation	(15,140)	(40,760)
Ending balance	(503,848)	(508,848)

Schedule of aging of trade accounts receivable

The aging of trade accounts receivable is as follows:

	12.31.19	12.31.18
Not overdue	2,820,308	2,451,597
Overdue
01 to 60 days	143,303	133,002
61 to 90 days	19,409	25,435
91 to 120 days	3,723	10,575
121 to 180 days	3,934	27,029
181 to 360 days	20,748	36,783
More than 360 days	540,387	447,594
( - ) Adjustment to present value	(10,121)	(10,276)
( - ) Expected credit losses	(503,848)	(508,848)
	3,037,843	2,612,891